Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 34,425	$ 30,877
Accounts receivable, net	3,618	653
Due from related parties	3,800	0
Prepaid expenses and other current assets	83	212
Total current assets	41,926	31,742
Vessels, net	411,282	320,229
Intangible assets	30,093	31,736
Deferred dry dock and special survey costs, net	1,475	1,955
Total non-current assets	442,850	353,920
Total assets	484,776	385,662
Current liabilities
Accounts payable	942	1,243
Accrued expenses	1,984	4,174
Due to related parties	0	736
Deferred revenue	2,494	1,938
Current portion of long-term debt, net of deferred finance costs and discount	636	10,022
Total current liabilities	6,056	18,113
Long Term Debt, net of current portion, net of deferred finance costs and discount	197,495	114,065
Total non-current liabilities	197,495	114,065
Total liabilities	$ 203,551	$ 132,178
Commitments and contingencies
Total partners' capital
Common Unitholders (9,342,692 units issued and outstanding at June 30, 2015 and December 31, 2014)	$ 127,181	$ 127,350
Subordinated Series A Unitholders (1,592,920 units issued and outstanding at June 30, 2015 and none at December 31, 2014)	27,526	0
Subordinated Unitholders (9,342,692 units issued and outstanding at June 30, 2015 and December 31, 2014)	121,018	121,187
General Partner (413,843 units issued and outstanding at June 30, 2015 and 381,334 issued and outstanding at December 31, 2014)	5,500	4,947
Total partners' capital	281,225	253,484
Total liabilities and partners' capital	$ 484,776	$ 385,662